CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

12.CONVERTIBLE REDEEMABLE PREFERRED SHARES

The following table summarizes the movement of Preferred Shares issued by the Company:

		Total		Accretion		Conversion		Carrying
		Number	Original	of	Modification	Price of	Conversion of	Amount as of
		of Shares	Issue Price	Preferred	of Preferred	Preferred	Preferred	December 31,
	Date of Issuance	Outstanding	per Share	Shares (1)	Shares (2)	Shares	Shares (3)	2024 and 2025
Series A	2017/3/3	34,362,468	0.4323	693	—	0.4323	(15,357)	—
Series B	2017/12/28	44,758,365	1.7319	4,180	—	1.7319	(81,020)	—
Series B+	2018/6/27, 2019/11/22	27,428,047	3.6673	5,423	—	3.6673	(112,558)	—
Series B2	2019/4/11	10,478,885	6.5196	3,684	—	6.5196	(71,822)	—
Series C	2020/3/13, 2021/6/22	57,896,414	9.4220	29,412	—	9.4220	(588,499)	—
Series C+	2020/11/16, 2021/1/13	16,161,021	15.4687	13,479	119,430	10.7134	(382,793)	—
Series D	2022/2/23, 2022/3/4, 2022/12/29, 2023/8/3, 2023/8/15, 2023/11/15	11,614,287	25.0446	15,683	142,042	10.7134	(443,255)	—
Total		202,699,487		72,554	261,472		(1,695,304)	—

(1)Refer to note 12 convertible redeemable Preferred Shares - Accounting of Preferred Shares.

(2)Refer to note 12 convertible redeemable Preferred Shares - Modification of Preferred Shares

(3)	Upon the completion of IPO in 2024, all the Preferred Shares converted into ordinary shares of the Company. Refer to note 11.

The key terms of the Preferred Shares are as follows:

Conversion right

The Preferred Shares are convertible at any time, at the option of the holders, into Class A ordinary shares at the applicable conversion ratio by dividing the original issuance price by the conversion price, as adjusted. Each share of Preferred Shares automatically converts into Class A ordinary share upon the earlier of (i) the closing of a QIPO or (ii) the date specified by written consent or agreement of a majority of the holders of each series of Preferred Shares. A QIPO means a firm commitment underwritten public offering of the ordinary shares of the Group in the U.S. (or another jurisdiction) pursuant to an effective registration statement under the U.S. Securities Act of 1933, as amended, that values the Group at $4.0 billion or more and that results in gross proceeds to the Group of at least $200.0 million, based on the amendment of Memorandum and Articles of Association of the Group in September 2024.

Redemption right

Based on the amendment of Memorandum and Articles of Association of the Company in September 2024, all Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) a QIPO has occurred prior to December 28, 2027; (ii) the unilateral termination of either the chief executive officer or the chief technology officer of his employment before December 28, 2024 and occurrence of a QIPO; or (iii) breaches by the Company that have not been cured, upon receipt of a written request from any holder of the then-outstanding Preferred Shares, the Company shall redeem all, or part, of the outstanding Preferred Shares.

12.CONVERTIBLE REDEEMABLE PREFERRED SHARES – continued

Redemption right – continued

The redemption price of Series A Preferred Shares shall be one hundred percent (100%) of the issue price of Series A Preferred Shares plus interest calculated at a five percent (5%) compound interest rate. The redemption price of Series B, B+, B2, C, C+, D Preferred Shares shall be one hundred percent (100%) of the issue price of Preferred Shares plus interest calculated at an eight percent (8%) simple interest rate.

Voting rights

The holders of the Preferred Shares are entitled to vote on all matters and are entitled to the number of votes equal to the number of Class A ordinary shares into which each share of the Preferred Shares is then convertible.

Dividend rights

Each holder of the Preferred Shares is entitled to receive noncumulative dividends at a simple rate of 8% of the Preferred Shares issue price per annum when, as, and if declared by the Board, prior and in preference to any dividend on the ordinary shares. Any remaining dividends shall be paid to the holders of the Preferred Shares and the ordinary shares on an as-converted basis. To date, the Board has not declared any such dividends.

Liquidation rights

In the event of any liquidation, dissolution, or winding-up of the Group, whether voluntary or involuntary, all assets and funds of the Group shall be distributed to the shareholders in the following manner and order:

Each holder of the Preferred Shares shall be entitled to receive, prior and in preference to any distribution to the holders of any previous Preferred Shares and ordinary shares, the amount equal to the greater of (i) an amount equal to 150% of the Preferred Shares issue price, plus all declared but unpaid dividends or (ii) the pro rata share of all the liquidation proceeds calculated based on an as-converted basis as if all of the Preferred Shares converted into ordinary shares immediately prior to such liquidation. After distributing in full the liquidation preference amount to all the holders of the Preferred Shares, the remaining funds, if any, shall be distributed to the holders of the ordinary shares.

Accounting of Preferred Shares

The Group classified the Preferred Shares in the mezzanine equity on the consolidated balance sheets as they are contingently redeemable at the options of the holders. Each issuance of the Preferred Shares is recorded at the respective fair value at the date of issuance net of issuance costs. The issuance costs for Series A, Series B, Series B+, Series B2, Series C, Series C+ and Series D Preferred Shares were $0.2 million, $0.4 million, $0.4 million, $0.2 million, $2.0 million, $0.1 million and $0.5 million, respectively.

The Group determined that there was no beneficial conversion feature attributable to the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Group’s ordinary shares determined by the Group taking into account of independent valuations.

The Group records accretion on the Preferred Shares to the redemption value from the date that it becomes probable that the instrument will become redeemable to the earliest redemption dates. The accretion calculates using the effective interest method, is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Before 2024, redemption is not considered probable.

12.CONVERTIBLE REDEEMABLE PREFERRED SHARES – continued

Modification of Preferred Shares

In September 2024, the Group held an Extraordinary General Meeting to approve the eighth amended and restated Memorandum and Articles of Association, through which the Group modified terms of the outstanding Preferred Shares as follow:

●	revising the minimum QIPO valuation from $8.5 billion to $4.0 billion, and minimum QIPO gross proceeds from $425.0 million to $200.0 million;
●	extending the QIPO date provided in the terms on Preferred Shares redemption rights from prior to December 28, 2024 to prior to December 28, 2027;
●	revising initial conversion price of Series C+ and Series D Preferred Shares from the Series C+’s and Series D’s issuance price to $10.7134 per share, which impacted all shareholders in both series.

The Group evaluated the nature of modification by applying the fair value approach, and concluded that the impact of the modification on the existing Series A, Series B, Series B+, Series B2 and Series C Preferred Shares, respectively, was not significant quantitatively, and therefore should be accounted for as modification, rather than extinguishment. As the modification resulted in decreases in the fair value of existing Series A, Series B, Series B+, Series B2 and Series C Preferred Shares, the changes in fair value were not recognized. The Group further concluded that the impact of the modification on the existing Series C+ and Series D Preferred Shares, respectively, was significant both qualitatively and quantitatively, and should be accounted for as extinguishment of the Preferred Shares - i.e., a redemption of the existing instruments and issuance of “new” instruments. The difference of $261.5 million between the fair value of the modified Series C+ and Series D Preferred Shares (new instruments) and the carrying value of the existing Series C+ and Series D Preferred Shares (old instruments) was recognized as a deemed dividend, within accumulated deficit. Because the modifications involved the entire class of shareholders for Series C+ and Series D, respectively, the Group concluded the incremental fair value is a dividend (a pro rata distribution).

Series D Warrants

The freestanding warrants to purchase the Preferred Shares at a future date were determined to be freestanding instruments that were accounted for as liabilities. At initial recognition, the Group recorded the warrants liability on the consolidated balance sheets at their estimated fair value and changes in estimated fair values were included in the changes in fair value of warrants liability on the consolidated statements of operations and comprehensive loss. The warrants liability is subject to remeasurement at each reporting period and the Group adjusted the carrying value of the warrants liability to fair value at the end of each reporting period utilizing an option-pricing model, with changes in estimated fair value of warrants liability disclosed on the consolidated statements of operations and comprehensive loss.

In March 2022, the Group also entered into share and warrant purchase agreements with an investment fund, under which the investment fund shall have the right to purchase 998,219 Series D Preferred Shares at Series D’s issuance price of $25.0446 per share, with an aggregate exercise price of $25.0 million. The warrant is classified as a liability and recorded at fair value with changes in fair value recorded on the consolidated statements of operations and comprehensive loss. The proceeds are first allocated to the warrant based on its fair value, with residual being allocated to the carrying amounts of Series D Preferred Shares. The warrant was expired on March 4, 2024 and the balance is nil as of December 31, 2024.